SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Research and development expenses	$ 1,456	$ 1,478	$ 1,333
Customer-sponsored research and development	1,303	1,336	1,284
Accounts payable	6,849	6,329
Capitalized contract fulfillment costs	1,200	1,300
Capitalized contract amounts recognized as cost of products and services sold	$ 100	200	$ 100
Minimum
Product Information [Line Items]
Finite lived intangible assets estimated useful lives	2 years
Minimum | Building and Building Improvements
Product Information [Line Items]
Property, plant and equipment, useful life	10 years
Minimum | Machinery and equipment
Product Information [Line Items]
Property, plant and equipment, useful life	3 years
Maximum
Product Information [Line Items]
Finite lived intangible assets estimated useful lives	20 years
Maximum | Software and Software Development Costs
Product Information [Line Items]
Finite lived intangible assets estimated useful lives	7 years
Maximum | Building and Building Improvements
Product Information [Line Items]
Property, plant and equipment, useful life	50 years
Maximum | Machinery and equipment
Product Information [Line Items]
Property, plant and equipment, useful life	16 years
Suppliers Utilizing Third Party Services Sold Through To Financial Institutions
Product Information [Line Items]
Accounts payable	$ 1,112	$ 992